other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2024
other comprehensive income
Schedule of other comprehensive income

			Year ended December 31, 2023				Year ended December 31, 2024
		Accumulated
		balance,				Accumulated				Accumulated
		beginning of	Amount	Income		balance, end	Amount	Income		balance, end
(millions)	Note	period	arising	taxes	Net	of period	arising	taxes	Net	of period
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	4(i)	—	—	—	—	—	—	—	—	—
Derivatives used to manage currency risk
Unrealized gains (losses) arising		—	$(261)	$(53)	—	—	$355	$32	—	—
Realized (gains) losses reclassified to net income		—	84	14	—	—	(501)	(76)	—	—
		$(20)	(177)	(39)	$(138)	$(158)	(146)	(44)	$(102)	$(260)
Derivatives used to manage other market risks
Unrealized gains (losses) arising		—	(3)	(1)	—	—	6	2	—	—
Realized (gains) losses reclassified to net income		—	4	1	—	—	(4)	(1)	—	—
		(3)	1	—	1	(2)	2	1	1	(1)
Total		(23)	(176)	(39)	(137)	(160)	(144)	(43)	(101)	(261)
Cumulative foreign currency translation adjustment		66	(30)	—	(30)	36	133	—	133	169
Item never reclassified to income
Change in measurement of investment financial assets		—	—	—	—	—	—	—	—	—
Unrealized gains (losses) arising		—	(4)	—	—	—	(14)	(2)	—	—
Realized gains (losses)		—	(9)	(1)	—	—	(10)	(2)	—	—
		90	(13)	(1)	(12)	78	(24)	(4)	(20)	58
Accumulated other comprehensive income (loss)		$133	(219)	(40)	(179)	$(46)	(35)	(47)	12	$(34)
Attributable to:
Common Shares		$110	—	—	—	$(44)	—	—	—	$(105)
Non-controlling interests		23	—	—	—	(2)	—	—	—	71
		$133	—	—	—	$(46)	—	—	—	$(34)
Item never reclassified to income
Employee defined benefit plan re-measurements	15(a)	—	1	—	1	—	7	2	5	—
Other comprehensive income (loss)		—	$(218)	(40)	$(178)	—	$(28)	(45)	$17	—